UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Brandywine Managers, LLC

Address:    7234 Lancaster Pike
            Hockessin, DE 19707

13F File Number: 028-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard E. Carlson
Title:      Managing Director
Phone:      (302) 234-5750

Signature, Place and Date of Signing:


/s/ Richard E. Carlson             Hockessin, DE                May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

No.   Form 13F File Number    Name

1.    028-03420               Ashford Capital Management Inc.
2.    028-02635               Gardner, Russo & Gardner
3.    028-04558               Parametric Portfolio Associates
4.    028-10779               New Generation Advisers Inc.
5.    028-01658               Chieftain Capital Management Inc.
6.    028-00154               Ruane, Cunnif & Goldfarb

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $7,104
                                       (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN  2     COLUMN 3      COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP         (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE    SHRD   NONE
--------------               --------------    -----         -------   -------   --- ----   ----------   -----  ----    ----   ----
ABBOTT LABS                  COM              002824100     5,371      101,950   SH         SOLE         NONE   101,950
BANK OF AMERICA CORPORATION  COM              060505104       569       31,879   SH         SOLE         NONE    31,879
EXXON MOBIL CORP             COM              30231G102       475        7,097   SH         SOLE         NONE     7,097
GENERAL ELECTRIC CO          COM              369604103       272       14,950   SH         SOLE         NONE    14,950
JOHNSON & JOHNSON            COM              478160104       417        6,400   SH         SOLE         NONE     6,400

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